Accounts Receivable, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net [Abstract]
Number of other customer and collaborator accounted for more than 10% of our accounts receivable	0	0
Trade receivables impaired		$ 0.4	$ 0.4
Percentage of accounts receivable accounted for by customers or collaborators	10.00%	10.00%	10.00%
Trade receivables past due but not impaired		$ 0.6